Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Provident Mutual Funds, Inc.
Entity Central Index Key	0000796227
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Provident Trust Strategy Fund
Shareholder Report [Line Items]
Fund Name	Provident Trust Strategy Fund
Class Name	Total Fund
Trading Symbol	PROVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://provfunds.com/. You can also request this information by contacting us at 1-855-739-9950.
Additional Information Phone Number	1-855-739-9950
Additional Information Website	https://provfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Provident Trust Strategy Fund	$46	0.93%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://provfunds.com/ for more recent performance information.
Net Assets	$ 193,735,630
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$193,735,630
Number of Holdings	16
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
First American Treasury Obligations Fund	17.4%
Visa Inc.	9.2%
Alphabet, Inc., Cl C	8.6%
Alphabet, Inc., Cl A	8.5%
Costco Wholesale Corp.	8.0%
Accenture PLC, Cl A	7.8%
UnitedHealth Group Inc.	6.2%
PNC Financial Services Group, Inc.	5.6%
The Charles Schwab Corp.	5.5%
The Home Depot, Inc.	4.7%

Top Sectors	(% of net assets)
Financial	26.5%
Consumer, Cyclical	22.0%
Communications	17.1%
Technology	10.9%
Consumer, Non-cyclical	6.2%
Cash & Other	17.3%

Updated Prospectus Web Address	https://provfunds.com/

[1]
*	Annualized